Exhibit 99.1

World Omni Auto Receivables Trust 2025-D
Monthly Servicer Certificate
April 30, 2026

Dates Covered
Collections Period	04/01/26 - 04/30/26
Interest Accrual Period	04/15/26 - 05/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/26	730,522,241.43	30,123
Yield Supplement Overcollateralization Amount 03/31/26	47,456,487.64	0
Receivables Balance 03/31/26	777,978,729.07	30,123
Principal Payments	29,988,722.30	1,240
Defaulted Receivables	1,698,766.35	45
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/26	44,987,231.74	0
Pool Balance at 04/30/26	701,304,008.68	28,838

Pool Statistics	$ Amount	# of Accounts
Pool Factor	75.94%
Prepayment ABS Speed	1.88%
Aggregate Starting Principal Balance	982,748,036.14	36,214

Delinquent Receivables:
Past Due 31-60 days	7,640,142.48	293
Past Due 61-90 days	3,313,586.37	99
Past Due 91-120 days	1,156,971.73	34
Past Due 121+ days	0.00	0
Total	12,110,700.58	426

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.62%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.60%
Delinquency Trigger Occurred	NO

Recoveries	944,620.93
Aggregate Net Losses/(Gains) - April 2026	754,145.42
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.16%
Prior Net Losses/(Gains) Ratio	0.96%
Second Prior Net Losses/(Gains) Ratio	1.09%
Third Prior Net Losses/(Gains) Ratio	1.04%
Four Month Average	1.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.34%

Overcollateralization Target Amount	6,311,736.08
Actual Overcollateralization	6,311,736.08
Weighted Average Contract Rate	6.23%
Weighted Average Contract Rate, Yield Adjusted	9.27%
Weighted Average Remaining Term	55.88

Flow of Funds	$ Amount
Collections	34,936,881.86
Investment Earnings on Cash Accounts	14,228.33
Servicing Fee	(648,315.61)
Transfer to Collection Account	-
Available Funds	34,302,794.58

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,248,095.44
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	98,649.17
(5) Noteholders' Second Priority Principal Distributable Amount	8,853,532.58
(6) Class C Interest	51,712.50
(7) Noteholders' Third Priority Principal Distributable Amount	13,790,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,311,736.08
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,949,068.81

Total Distributions of Available Funds	34,302,794.58

Servicing Fee	648,315.61
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	877,060,000.00
Original Class B	27,530,000.00
Original Class C	13,790,000.00

Total Class A, B, & C
Note Balance @ 04/15/26	723,947,541.26
Principal Paid	28,955,268.66
Note Balance @ 05/15/26	694,992,272.60

Class A-1
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-2a
Note Balance @ 04/15/26	142,953,163.96
Principal Paid	13,371,063.55
Note Balance @ 05/15/26	129,582,100.41
Note Factor @ 05/15/26	89.3669658%

Class A-2b
Note Balance @ 04/15/26	166,614,377.30
Principal Paid	15,584,205.11
Note Balance @ 05/15/26	151,030,172.19
Note Factor @ 05/15/26	89.3669658%

Class A-3
Note Balance @ 04/15/26	314,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	314,000,000.00
Note Factor @ 05/15/26	100.0000000%

Class A-4
Note Balance @ 04/15/26	59,060,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	59,060,000.00
Note Factor @ 05/15/26	100.0000000%

Class B
Note Balance @ 04/15/26	27,530,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	27,530,000.00
Note Factor @ 05/15/26	100.0000000%

Class C
Note Balance @ 04/15/26	13,790,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	13,790,000.00
Note Factor @ 05/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,398,457.11
Total Principal Paid	28,955,268.66
Total Paid	31,353,725.77

Class A-1
Coupon	4.04100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.91000%
Interest Paid	465,789.06
Principal Paid	13,371,063.55
Total Paid to A-2a Holders	13,836,852.61

Class A-2b
SOFR Rate	3.63980%
Coupon	3.94980%
Interest Paid	548,411.22
Principal Paid	15,584,205.11
Total Paid to A-2b Holders	16,132,616.33

Class A-3
Coupon	3.95000%
Interest Paid	1,033,583.33
Principal Paid	0.00
Total Paid to A-3 Holders	1,033,583.33

Class A-4
Coupon	4.07000%
Interest Paid	200,311.83
Principal Paid	0.00
Total Paid to A-4 Holders	200,311.83

Class B
Coupon	4.30000%
Interest Paid	98,649.17
Principal Paid	0.00
Total Paid to B Holders	98,649.17

Class C
Coupon	4.50000%
Interest Paid	51,712.50
Principal Paid	0.00
Total Paid to C Holders	51,712.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.6116173
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.5286359
Total Distribution Amount	34.1402532

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.2123383
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	92.2142314
Total A-2a Distribution Amount	95.4265697

A-2b Interest Distribution Amount	3.2450368
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	92.2142314
Total A-2b Distribution Amount	95.4592682

A-3 Interest Distribution Amount	3.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.2916667

A-4 Interest Distribution Amount	3.3916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3916666

B Interest Distribution Amount	3.5833335
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.5833335

C Interest Distribution Amount	3.7500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.7500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	305.77
Noteholders' Third Priority Principal Distributable Amount	476.25
Noteholders' Principal Distributable Amount	217.98

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/26	2,295,965.66
Investment Earnings	6,700.85
Investment Earnings Paid	(6,700.85)
Deposit/(Withdrawal)	-
Balance as of 05/15/26	2,295,965.66
Change	-

Required Reserve Amount	2,295,965.66